Presentation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Adjustment on the Relevant Equity Balance	The effect of the adjustment on the relevant equity balances was as follows:

	At		At
	31 December		31 December
	2018, as		2018, as
	reported	Adjustment	revised
	£m	£m	£m
Retained earnings	(2,137)	(579)	(2,716)
Shareholders’ equity	4,360	(579)	3,781
Non-controlling interests	(688)	579	(109)
Total equity	3,672	—	3,672

Summary of Amount of Adjustment for Each Financial Statement Line Item Affected by Application of IFRS 16
The table below shows the amount of adjustment for each financial statement line item affected by the application of IFRS 16 at 1 January 2019.

	As reported £m	IFRS 16 adjustments £m	As adjusted £m
Non-current assets
Property, plant and equipment	11,058	(98)	10,960
Right of use assets	—	1,071	1,071
Other non-current assets	1,576	(11)	1,565
Deferred tax assets	3,887	39	3,926
Current assets
Trade and other receivables	6,423	3	6,426
Current liabilities
Trade and other payables	(14,037)	10	(14,027)
Provisions	(732)	32	(700)
Short-term borrowings	(5,793)	(229)	(6,022)
Non-current liabilities
Long-term borrowings	(20,271)	(1,074)	(21,345)
Other non-current liabilities	(938)	160	(778)
Provisions	(691)	3	(688)
Deferred tax liabilities	(1,156)	1	(1,155)
Total effect on net assets	3,672	(93)	3,579
Retained earnings, as revised	(2,716)	(93)	(2,809)
Total effect on equity	3,672	(93)	3,579

Summary of Detailed Information About Operating Lease Commitments
The reconciliation between operating lease commitments previously reported for the year ended 31 December 2018, discounted at the Group’s incremental borrowing rate, and the lease liabilities recognised in the balance sheet on initial application of IFRS 16 is as follows:

£m
Operating lease commitments at 31 December 2018	1,138
Effect of discounting at the Group’s incremental borrowing rate at 1 January 2019	(126)
Reasonably certain extension options	254
Termination options not reasonably certain to be exercised	46
Short-term leases	(2)
Other adjustments	(7)

Lease liabilities recognised at 1 January 2019	1,303